Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Summary of goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2020 and 2019 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2019	€11,254	€(420)	€10,834	€3,136	€13,970
Additions	34	—	34	—	34
Transfers to Assets held for sale	(11)	—	(11)	—	(11)
Translation differences and Other	162	46	208	56	264
At December 31, 2019	11,439	(374)	11,065	3,192	14,257
Translation differences and Other	(1,190)	256	(934)	(268)	(1,202)
At December 31, 2020	€10,249	€(118)	€10,131	€2,924	€13,055

Summary of allocation of goodwill
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31,
	2020	2019
	(€ million)
North America	€8,294	€9,059
APAC	1,074	1,174
LATAM	515	563
EMEA	248	269
Other activities	—	—
Total Goodwill	€10,131	€11,065